Interest Expense Recognized Related To Convertible Senior Notes (Detail) (Convertible Senior Notes, USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Convertible Senior Notes
Debt Instrument [Line Items]
Contractual interest incurred	$ 6,551	$ 18,925	$ 19,000
Amortization of debt issuance costs	2,196	3,764	3,499
Amortization of debt discount	1,795	6,409	5,957
Total interest incurred	$ 10,542	$ 29,098	$ 28,456
Effective interest rate	10.37%	7.64%	7.64%